Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 369,170,248		$ 369,170,248
Contract costs	347,054,830		347,054,830
Gross profit	22,115,418		22,115,418
Operating expenses:
Selling, general, and administrative expenses	4,978,788	221,572	5,311,176	455,925	$ 2,364,934	$ 1,205,354
Total operating expenses	4,978,788	221,572	5,311,176	455,925	2,364,934	1,205,354
Operating income (loss)	17,136,630	(221,572)	16,804,242	(455,925)	(2,364,934)	(1,205,354)
Other income (expenses):
Gain on settlement of accounts payable		4,000		4,000	4,000
Interest income	268,216		268,216
Interest expense	(3,637,941)	(10,151)	(3,640,941)	(20,548)	(26,548)	(42,082)
Total other expenses	(3,369,725)	(6,151)	(3,372,725)	(16,548)	(22,548)	(42,082)
Income (loss) before provision for income taxes	13,766,905	(227,723)	13,431,517	(472,473)	(2,387,482)	(1,247,436)
Income tax benefit	2,504,851		2,504,851
Net income (loss) from continuing operations	16,271,756	(227,723)	15,936,368	(472,473)	(2,387,482)	(1,247,436)
Net loss from discontinued operations				(317,123)	(317,123)	(104,595)
Net income (loss)	$ 16,271,756	$ (227,723)	$ 15,936,368	$ (789,596)	(2,704,605)	(1,352,031)
Less: Net loss attributable to non-controlling interest						(20,089)
Net loss attributable to KiNRG, Inc.					$ (2,704,605)	$ (1,331,942)
Net income (loss) per common share from continuing operations - basic	$ 0.26	$ (0)	$ 0.27	$ (0.01)	$ (0.043)	$ (0.024)
Net income (loss) per common share from continuing operations - diluted	0.26	(0)	0.27	(0.01)	(0.043)	(0.024)
Net loss per common share from discontinued operations - basic				(0)	(0.006)	(0.002)
Net loss per common share from discontinued operations - diluted				(0)	(0.006)	(0.002)
Net income (loss) per common share - basic	0.26	(0)	0.27	(0.01)	(0.049)	(0.026)
Net income (loss) per common share - diluted	$ 0.26	$ (0)	$ 0.27	$ (0.01)	$ (0.049)	$ (0.026)
Weighted-average number of common shares outstanding - basic	62,272,062	54,290,468	59,779,693	54,244,887	54,832,811	51,190,679
Weighted-average number of common shares outstanding - diluted	62,344,687	54,290,468	59,827,860	54,244,887	54,832,811	51,190,679